Estimated Future Benefit Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
U.S. Plan
Schedule of Pension Expected Future Benefit Payments [Line Items]
2013	$ 75.2
2014	73.5
2015	76.7
2016	80.4
2017	81.8
2018-2022	411.3
Non U.S. Plans
Schedule of Pension Expected Future Benefit Payments [Line Items]
2013	2.1
2014	2.3
2015	2.6
2016	2.9
2017	3.0
2018-2022	19.4
Supplemental Plan
Schedule of Pension Expected Future Benefit Payments [Line Items]
2013	8.1
2014	8.3
2015	9.2
2016	9.5
2017	9.9
2018-2022	$ 49.4